Equipment Installment Plan Receivables - Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses
Allowance for credit losses, beginning of year	$ 77
Allowance for credit losses, end of year	84	$ 77
Equipment Installment Plan Receivable
Allowance for credit losses
Allowance for credit losses, beginning of year	77	65
Bad debts expense	82	71
Write-offs, net of recoveries	(75)	(59)
Allowance for credit losses, end of year	$ 84	$ 77